Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes - AutoLotto, Inc. [Member]	Dec. 31, 2020 USD ($)
Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes [Line Items]
2021	$ 10,354,302
2022	10,000
Total matuities	10,364,302
Series A Convertible Notes Payable [Member]
Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes [Line Items]
2021	821,500
2022
Total matuities	821,500
Series B Convertible Notes Payable [Member]
Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes [Line Items]
2021	8,597,802
2022	10,000
Total matuities	8,607,802
Secured Amount [Member]
Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes [Line Items]
2021	935,000
2022
Total matuities	$ 935,000